Regulatory Matters - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Oct. 18, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Mar. 16, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Brokered deposits revised limit				6.00%
Brokered deposits of total liabilities	3.80%
Leverage Ratio, Actual Ratio	9.02%
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	12.40%									25.00%
Total capital (to risk-weighted assets)	13.65%
Amount available for payment of dividends to the company by the Bank	$ 0
Assessment growth rate								5.00%
Assessment basis point					0.03%	0.03%
Prepaid assessment		1,600,000					18,300,000
Prepaid assessment balance	4,300,000
Tier 1 capital limitation, interest	25.00%
Limited capital securities and other restricted core capital elements, interest									25.00%
Capital securities qualified as Tier 1 capital	71,300,000
Extension period for federal reserve board for bank holding	2 years
Amortized Cost, Available for sale	452,023,000		439,488,000
Estimated fair value, available for sale	440,097,000		443,182,000
Trust Preferred Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Amortized cost investment securities pledged to secure public deposits	8,800,000
Estimated fair value of investment securities pledged to secure public deposits	5,400,000
Amortized Cost, Available for sale	12,626,000		12,622,000
Estimated fair value, available for sale	7,967,000		5,882,000
Collateralized Loan Obligations [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Number of collateralized loan obligation securities	11
Amortized Cost, Available for sale	73,915,000
Estimated fair value, available for sale	73,229,000
Maximum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Brokered deposits limit	3.50%
Maximum deposit insurance			250,000
Minimum [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Leverage Ratio, Actual Ratio	8.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual Ratio	9.50%
Total capital (to risk-weighted assets)	11.50%
Maximum deposit insurance			$ 100,000